Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 2,336,831	$ 2,470,076	$ 2,382,976
Acquisitions	238,064	177,890	338,034
Acquisitions through business combinations (Note 24)	1,704,595		120,280
Disposals and cancellations	(7,889)	(81,398)	(143,464)
Disposals and cancellations through business combinations	(434,000)
Depreciation charges	(270,582)	(229,777)	(227,664)
Transfer to assets held for sale	(44,995)
Transfers	0	0	0
Translation differences	(14)	40	(86)
Property, plant and equipment, ending balance	3,522,010	2,336,831	2,470,076
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,662,905	3,836,644	3,573,979
Property, plant and equipment, ending balance	4,931,598	3,662,905	3,836,644
Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,326,074)	(1,366,568)	(1,191,003)
Property, plant and equipment, ending balance	(1,409,588)	(1,326,074)	(1,366,568)
Vessels
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,271,500	2,383,163	2,288,036
Acquisitions	45,750	125,486	250,912
Acquisitions through business combinations (Note 24)	1,704,250		120,280
Disposals and cancellations	(7,814)	(81,389)	(143,457)
Disposals and cancellations through business combinations	(434,000)
Depreciation charges	(270,018)	(229,429)	(227,306)
Transfer to assets held for sale	(44,995)
Transfers	255,394	73,669	94,698
Translation differences	0	0	0
Property, plant and equipment, ending balance	3,520,067	2,271,500	2,383,163
Vessels | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,595,692	3,748,135	3,477,605
Property, plant and equipment, ending balance	4,927,324	3,595,692	3,748,135
Vessels | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,324,192)	(1,364,972)	(1,189,569)
Property, plant and equipment, ending balance	(1,407,257)	(1,324,192)	(1,364,972)
Vessels under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	63,668	86,136	93,890
Acquisitions	191,726	51,201	86,944
Acquisitions through business combinations (Note 24)	0		0
Disposals and cancellations	0	0	0
Disposals and cancellations through business combinations	0
Depreciation charges	0	0	0
Transfer to assets held for sale	0
Transfers	(255,394)	(73,669)	(94,698)
Translation differences	0	0	0
Property, plant and equipment, ending balance	0	63,668	86,136
Vessels under construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	63,668	86,136	93,890
Property, plant and equipment, ending balance	0	63,668	86,136
Vessels under construction | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0	0
Property, plant and equipment, ending balance	0	0	0
Other tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,663	777	1,048
Acquisitions	588	1,203	175
Acquisitions through business combinations (Note 24)	345		0
Disposals and cancellations	(75)	(9)	(7)
Disposals and cancellations through business combinations	0
Depreciation charges	(564)	(348)	(358)
Transfer to assets held for sale	0
Transfers	0	0	5
Translation differences	(14)	40	(86)
Property, plant and equipment, ending balance	1,943	1,663	777
Other tangible assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,545	2,373	2,482
Property, plant and equipment, ending balance	4,274	3,545	2,373
Other tangible assets | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,882)	(1,596)	(1,434)
Property, plant and equipment, ending balance	(2,331)	(1,882)	(1,596)
Prepayments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0	2
Acquisitions	0	0	3
Acquisitions through business combinations (Note 24)	0		0
Disposals and cancellations	0	0	0
Disposals and cancellations through business combinations	0
Depreciation charges	0	0	0
Transfer to assets held for sale	0
Transfers	0	0	(5)
Translation differences	0	0	0
Property, plant and equipment, ending balance	0	0	0
Prepayments | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0	2
Property, plant and equipment, ending balance	0	0	0
Prepayments | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0	0
Property, plant and equipment, ending balance	$ 0	$ 0	$ 0